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March 19, 2019	Patrick J. Valenti
T +1 312 845 1371
patrick.valenti@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust I

File Nos. 333-48456; 811-10183

Ladies and Gentlemen:

On behalf of Brighthouse Funds Trust I (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on February 27, 2019 under Rule 497(e) (SEC Accession No. 0001193125-19-052423), to the Prospectus for Fidelity Institutional Asset Management® Government Income Portfolio (formerly, Pyramis® Government Income Portfolio), dated April 30, 2018.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (312) 845-1371.

Sincerely,

/s/ Patrick J. Valenti
Patrick J. Valenti